Other assets and other liabilities	6 Months Ended
Jun. 30, 2020
Other assets and other liabilities
20 Other assets and other liabilities
end of	2Q20	1Q20	4Q19
Other assets (CHF million)
Cash collateral on derivative instruments	7,488	9,526	4,570
Cash collateral on non-derivative transactions	556	1,075	428
Derivative instruments used for hedging	173	198	183
Assets held-for-sale	7,460	9,886	8,971
of which loans [1]	7,406	9,821	8,886
allowance for loans held-for-sale	(8)	(7)	–
of which real estate [2]	29	33	38
of which long-lived assets	25	32	47
Premises, equipment and right-of-use assets	7,650	7,730	7,832
Assets held for separate accounts	106	106	111
Interest and fees receivable	4,493	5,175	4,688
Deferred tax assets	4,020	4,157	4,399
Prepaid expenses	658	643	431
of which cloud computing arrangement implementation costs	33	30	27
Failed purchases	1,836	1,725	1,643
Defined benefit pension and post-retirement plan assets	3,011	2,928	2,878
Other	3,695	4,132	3,475
Other assets	41,146	47,281	39,609
Other liabilities (CHF million)
Cash collateral on derivative instruments	7,184	8,260	7,457
Cash collateral on non-derivative transactions	244	1,797	516
Derivative instruments used for hedging	15	40	48
Operating leases liabilities	2,911	3,023	3,213
Provisions	1,329	1,256	1,179
of which expected credit losses on off-balance sheet credit exposures	262	253	172
Liabilities held for separate accounts	106	106	111
Interest and fees payable	4,993	5,537	5,101
Current tax liabilities	573	621	678
Deferred tax liabilities	646	977	523
Failed sales	920	1,145	936
Defined benefit pension and post-retirement plan liabilities	436	443	455
Other	9,430	8,883	10,826
Other liabilities	28,787	32,088	31,043
1 Included as of the end of 2Q20, 1Q20 and 4Q19 were CHF 278 million, CHF 679 million and CHF 800 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of the end of 2Q20, 1Q20 and 4Q19, real estate held-for-sale included foreclosed or repossessed real estate of CHF 8 million, CHF 8 million and CHF 9 million, respectively, of which CHF 8 million, CHF 8 million and CHF 9 million, respectively were related to residential real estate.

Bank
Other assets and other liabilities
19 Other assets and other liabilities
end of	6M20	2019
Other assets (CHF million)
Cash collateral on derivative instruments	7,488	4,570
Cash collateral on non-derivative transactions	556	428
Derivative instruments used for hedging	173	183
Assets held-for-sale	7,460	8,971
of which loans [1]	7,406	8,886
allowance for loans held-for-sale	(8)	0
of which real estate [2]	29	38
of which long-lived assets	25	47
Premises, equipment and right-of-use assets	6,483	6,652
Assets held for separate accounts	106	111
Interest and fees receivable	4,589	5,301
Deferred tax assets	3,959	4,337
Prepaid expenses	572	343
of which cloud computing arrangement implementation costs	27	21
Failed purchases	1,836	1,643
Defined benefit pension and post-retirement plan assets	987	1,067
Other	3,702	3,463
Other assets	37,911	37,069
Other liabilities (CHF million)
Cash collateral on derivative instruments	7,184	7,457
Cash collateral on non-derivative transactions	244	516
Derivative instruments used for hedging	15	48
Operating leases liabilities	2,111	2,388
Provisions	1,319	1,171
of which expected credit losses on off-balance sheet credit exposures	262	172
Liabilities held for separate accounts	106	111
Interest and fees payable	5,128	5,690
Current tax liabilities	562	658
Deferred tax liabilities	238	167
Failed sales	920	936
Defined benefit pension and post-retirement plan liabilities	436	455
Other	9,547	10,809
Other liabilities	27,810	30,406
1 Included as of the end of 6M20 and 2019 were CHF 278 million and CHF 800 million, respectively, in restricted loans, which represented collateral on secured borrowings.
2
As of the end of 6M20 and 2019, real estate held-for-sale included foreclosed or repossessed real estate of CHF 8 million and CHF 9 million, respectively, of which CHF  8 million and CHF 9 million, respectively, were related to residential real estate.